Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Cash Flows Used in Operating Activities
Net loss	$ (70,093)	$ (28,198)	$ (30,984)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Stock-based compensation	16,338	1,056	910
Interest income on debt securities - related party	(106)	(110)	0
Change in fair value of financial liabilities	20,946	478	(766)
Write-off of loan commitment fee asset	10,041	0	0
Non-cash interest expense on notes payable	248	351	487
Equity method investment gain (loss)	902	(893)	632
Loss on conversion of promissory notes	0	1,119	0
Deferred income taxes	(3,301)	432	0
Depreciation and amortization	5,455	146	8
Payment of patent installment	0	(250)	0
Non-cash rent costs	64	185	192
Accrued unpaid interest on note payable	69	930	0
Goodwill impairment	0	0
Changes in operating assets and liabilities:
Accounts receivable	(166)	(117)	0
Prepaid expenses and other current assets	(1,301)	(1,353)	(218)
Inventory	(2,354)	(2,824)	0
Accounts payable	(11,211)	6,013	9
Accrued employee benefits	1,656	3,838	3,181
Accrued expenses	(484)	674	1,230
Stock-based compensation liability	1,160	0	0
Other current liabilities	(77)	(146)	(155)
Obligation to issue equity	3,000	10,920	0
Other assets	0	(20)	(218)
Net Cash Used in Operating Activities	(29,214)	(18,848)	(19,476)
Cash Flows Provided by (Used in) Investing Activities
Purchase of shares in equity method investee	0	0	(2,000)
Contributions to equity method investee	0	0	(130)
Investment in debt securities - equity method investee	0	(7,400)	(2,600)
Advances to equity method investee	(4,240)	(135)	0
Acquisition of property, plant and equipment	(266)	(736)	(645)
Acquisition of intangible assets	(30)	0	0
Acquisition of net assets, net of cash acquired, through business combination	16	0	0
Proceeds from sale of investments	0	2,314	708
Cash withdrawn from trust as a result of business combination	11,342	0	0
Net Cash Provided by (Used in) Investing Activities	6,822	(5,957)	(4,667)
Cash Flows Provided by Financing Activities
Proceeds from issuance of equity, net of issuance costs	15,383	13,122	16,009
Proceeds from the issuance of equity to non-controlling interest, net of issuance costs	4,169	13,859	337
Proceeds from the issuance of convertible promissory note	0	0	2,000
Receipt of Capital from Class I Unitholder	0	0	130
Distributions to Stockholders	(663)	0	(241)
Net Cash Flows Provided by Financing Activities	33,466	38,441	19,174
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	11,074	13,636	(4,969)
Cash, Cash Equivalents and Restricted Cash Beginning of period	45	2,575	7,544
Cash, Cash Equivalents and Restricted Cash End of period	11,119	45	2,575
Supplemental Cash Flow Information
Cash paid for interest	991	1,070	297
Supplemental Disclosure of Noncash Financing Information
Accretion of redeemable units to redemption value	0	11,950	5,366
Debt discount and embedded derivative upon issuance	0	0	1,119
Issuance of units to non-controlling interest in exchange of convertible promissory notes	0	7,324	0
Conversion of working capital loans to equity method investees into investments in debt securities - related party	0	2,600	0
Transfer of liability warrants to equity warrants in the Business Combination	1,265	0	0
Initial recognition of loan commitment fee	16,190	0	0
Transfer of loan commitment fee asset	6,694	0	0
Previously Reported
Cash Flows Provided by Financing Activities
Cash, Cash Equivalents and Restricted Cash Beginning of period	16,211
Cash, Cash Equivalents and Restricted Cash End of period		16,211
Related party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net (gain) loss on investments	0	468	(232)
Cash Flows Provided by Financing Activities
Proceeds from issuance of debt securities, net of issuance costs	0	12,000	1,004
Payment of debts	(4,628)	0	0
Nonrelated party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net (gain) loss on investments	0	(11,547)	6,448
Cash Flows Provided by Financing Activities
Proceeds from issuance of debt securities, net of issuance costs	19,455	0	0
Payment of debts	$ (250)	$ (540)	$ (65)